Stock-Based Compensation Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Stock Based Compensation [Abstract] [Abstract]
Stock-Based Compensation Expense and Related Tax Benefit [Table Text Block]
For the years ended December 31, stock-based compensation expense and the related tax benefit were as follows:

	2011	2010	2009
	(in thousands)
Stock options	$1,445	$3,994	$6,903
Restricted stock units	13,842	14,230	9,306
Unrestricted stock awards	469	364	254
ESPP	655	519	519
Total stock-based compensation	$16,411	$19,107	$16,982

Related tax benefit	$4,478	$5,402	$4,329

Stock Options, Valuation Assumptions [Table Text Block]
The fair values of stock options granted were estimated at the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Year Ended December 31,
	2011	2010	2009
Dividend yield	—	—	—
Expected volatility	46.5%	48.7%	50.2%
Risk-free interest rate	1.6%	2.3%	1.8%
Expected life (years)	4.9	4.6	4.9

Employee Stock Options Activity [Table Text Block]
A summary of our stock option activity for the years ended December 31 is as follows:

	Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value (1)	Weighted Average Grant Date Fair Value
	(in thousands)		(years)	(in thousands)
Outstanding, January 1, 2009	1,374	$51.53	6.99	$25,809
Granted	50	57.96			$25.94
Exercised	(146)	21.68		$4,889
Forfeited	(92)	84.33
Expired	(7)	57.23
Outstanding, December 31, 2009	1,179	$52.93	5.90	$22,863

Exercisable and expected to vest, December 31, 2009	1,168	$52.67	5.88	$22,826

Exercisable, December 31, 2009	972	$47.39	5.40	$22,343

Granted	71	61.97			$27.18
Exercised	(148)	40.51		$4,532
Outstanding, December 31, 2010	1,102	$55.21	5.58	$10,883

Exercisable and expected to vest, December 31, 2010	1,096	$55.15	5.57	$10,883

Exercisable, December 31, 2010	958	$52.63	5.18	$10,883

Granted	113	51.12			$21.38
Exercised	(42)	19.71		$1,283
Forfeited	(63)	58.50
Expired	(1)	7.00
Outstanding, December 31, 2011	1,109	$55.97	4.51	$2,323

Exercisable and expected to vest, December 31, 2011	1,103	$56.02	4.48	$2,322

Exercisable, December 31, 2011	1,013	$56.42	4.07	$2,321

(1)
The aggregate intrinsic value of outstanding stock options represents amounts that would have been received by the optionees had all in- the-money options been exercised on that date. Specifically, it is the amount by which the market value of Itron’s stock exceeded the exercise price of the outstanding in-the-money options before applicable income taxes, based on our closing stock price on the last business day of the period. The aggregate intrinsic value of stock options exercised during the period is calculated based on our stock price at the date of exercise.

Restricted Stock Units Award Activity [Table Text Block]
The following table summarizes restricted stock unit activity for the years ended December 31:

	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value(1)
	(in thousands)		(in thousands)
Outstanding, January 1, 2009	313
Granted	60	$69.39
Released	(30)		$1,956
Forfeited	(17)
Outstanding, December 31, 2009	326

Granted(2)	360	$62.45
Released	(84)		$5,733
Forfeited	(14)
Outstanding, December 31, 2010	588

Granted(2)	355	$54.71
Released	(271)		$20,413
Forfeited	(47)
Outstanding, December 31, 2011	625

Expected to vest, December 31, 2011	541		$19,347

(1)
The aggregate intrinsic value is the market value of the stock, before applicable income taxes, based on the closing price on the stock release dates or at the end of the period for restricted stock units expected to vest.

(2)
These restricted stock units include 61,500 shares for the 2011 awards and 132,980 shares for the 2010 awards under the Performance Award Agreement, which are eligible for vesting at December 31 of each respective year.

Nonrestricted Stock Awards Activity [Table Text Block]
The following table summarizes unrestricted stock award activity for the years ended December 31:

	2011	2010	2009
Shares of unrestricted stock issued	11,397	5,662	4,284

Weighted average grant date fair value	$41.19	$64.35	$59.40

Employee Stock Purchase Plan (ESPP) Activity [Table Text Block]
The following table summarizes ESPP activity for the years ended December 31:

	2011	2010	2009
Shares of stock sold to employees(1)	98,653	51,210	61,407

Weighted average fair value per ESPP award(2)	$6.22	$9.27	$8.54

(1)	Stock sold to employees during each fiscal quarter under the ESPP is associated with the offering period ending on the last day of the previous fiscal quarter.

(2)	Relating to awards associated with the offering period during the years ended December 31.